Quarterly Condensed Consolidated Statement of Operations and Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012		Jan. 31, 2012		Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011		Jan. 31, 2011		Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Selected Quarterly Financial Data [Line Items]
Sales and revenues, net	$ 3,179		$ 3,246		$ 3,261		$ 3,009		$ 4,210	[1]	$ 3,444	[1]	$ 3,293		$ 2,694		$ 12,695	$ 13,641	$ 11,867
Manufacturing gross margin	89	[2],[3]	404	[2],[3]	318	[2],[3]	315	[2],[3]	842	[1],[2],[3]	567	[1],[2],[3]	597	[2],[3]	498	[2],[3]
Income (loss) from continuing operations, net of tax	(2,737)	[4]	80	[4]	(138)	[4]	(144)	[4]	264	[1],[4]	1,441	[1],[4]	84	[4]	8	[4]	(2,939)	1,797	271
Loss from discontinued operations, net of tax	(32)		4		(34)		(9)		(9)	[1]	(41)	[1]	(10)		(14)		(71)	(74)	(48)
Net income (loss)	$ (2,769)		$ 84		$ (172)		$ (153)		$ 255	[1]	$ 1,400	[1]	$ 74		$ (6)		$ (3,010)	$ 1,723	$ 223
Income (loss) per share, Basic:
Continuing operations	$ (39.67)		$ 1.16		$ (2.01)		$ (2.06)		$ 3.64	[1]	$ 19.66	[1]	$ 1.15		$ 0.11		$ (42.53)	$ 24.68	$ 3.78
Discontinued operations	$ (0.46)		$ 0.06		$ (0.49)		$ (0.13)		$ (0.12)	[1]	$ (0.56)	[1]	$ (0.14)		$ (0.19)		$ (1.03)	$ (1.02)	$ (0.67)
Loss per share	$ (40.13)		$ 1.22		$ (2.50)		$ (2.19)		$ 3.52	[1]	$ 19.10	[1]	$ 1.01		$ (0.08)		$ (43.56)	$ 23.66	$ 3.11
Income (loss) per share, Diluted:
Continuing operations	$ (39.67)		$ 1.16		$ (2.01)		$ (2.06)		$ 3.62	[1]	$ 18.76	[1]	$ 1.07		$ 0.11		$ (42.53)	$ 23.61	$ 3.70
Discontinued operations	$ (0.46)		$ 0.06		$ (0.49)		$ (0.13)		$ (0.14)	[1]	$ (0.52)	[1]	$ (0.14)		$ (0.19)		$ (1.03)	$ (0.97)	$ (0.65)
Loss per share	$ (40.13)		$ 1.22		$ (2.50)		$ (2.19)		$ 3.48	[1]	$ 18.24	[1]	$ 0.93		$ (0.08)		$ (43.56)	$ 22.64	$ 3.05
Market price range-common stock:
High	$ 26.48		$ 35.25		$ 48.18		$ 45.44		$ 52.36	[1]	$ 70.40	[1]	$ 71.49		$ 66.39
Low	$ 18.17		$ 20.21		$ 32.68		$ 33.74		$ 30.01	[1]	$ 50.05	[1]	$ 58.49		$ 48.32

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.
[2]	Manufacturing gross margin is calculated by subtracting Costs of products sold from Sales of manufactured products, net.
[3]	We record adjustments to our product warranty accrual to reflect changes in our estimate of warranty costs for products sold in prior periods. Such adjustments typically occur when claims experience deviates from historic and expected trends. In the fourth quarter of 2012, we recorded adjustments for changes in estimates of $149 million. The warranty estimation for engines sold in 2012 includes a factor for improvements to the design and manufacturing process that was based on historical experience. In the fourth quarter of 2012, we identified a deviation from historic experience and we recorded an adjustment for a change in estimate to increase the costs accrued for warranty of $28 million for products sold in the first three quarters of 2012.
[4]	In the fourth quarter of 2012, we determined that a significant additional valuation allowance on our U.S. deferred tax assets was required, due in part to our current domestic performance, which include continued fourth quarter deterioration and cumulative losses as of October 31, 2012 which included significant fourth quarter warranty charges. As a result we recognized income tax expense of $2 billion for the increase in the valuation allowance. In the fourth quarter of 2012, we also recognized $233 million of income tax expense related to the reversal of income tax benefits recognized in the first, second, and third quarters of 2012.